Wilmington International Fund
PORTFOLIO OF INVESTMENTS¢
July 31, 2025 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS − 93.5%
AUSTRALIA − 2.2%
ANZ Group Holdings Ltd.	32,156	$631,013
Aristocrat Leisure Ltd.	8,113	363,275
BHP Group Ltd.	56,034	1,415,152
BlueScope Steel Ltd.	10,567	160,199
Brambles Ltd.	19,649	300,619
Coles Group Ltd.	11,937	158,929
Commonwealth Bank of Australia	16,793	1,906,502
Computershare Ltd.	3,751	100,975
Fortescue Ltd.	21,863	247,364
Goodman Group	22,348	499,667
Insurance Australia Group Ltd.	39,608	222,336
Macquarie Group Ltd.	4,800	664,730
National Australia Bank Ltd.	32,221	799,617
Northern Star Resources Ltd.	18,415	182,959
Pro Medicus Ltd.	582	119,516
QBE Insurance Group Ltd.	9,193	136,371
REA Group Ltd.	964	146,847
Rio Tinto Ltd.	5,142	365,689
Stockland	61,269	217,216
Suncorp Group Ltd.	19,396	259,999
Transurban Group	38,028	336,541
Wesfarmers Ltd.	11,544	631,452
Westpac Banking Corp.	37,897	818,202
WiseTech Global Ltd.	1,847	139,892
Woolworths Group Ltd.	12,807	258,549
TOTAL AUSTRALIA		$11,083,611
AUSTRIA − 1.6%
BAWAG Group AG*	35,407	4,468,631
Erste Group Bank AG	23,255	2,126,530
Wienerberger AG	43,142	1,446,225
TOTAL AUSTRIA		$8,041,386
BELGIUM − 0.8%
KBC Group NV	18,631	1,943,288
UCB SA	9,112	1,957,760
TOTAL BELGIUM		$3,901,048
BRAZIL − 1.1%
Banco BTG Pactual SA	134,229	938,480
Localiza Rent a Car SA	124,067	764,403
PRIO SA*	319,900	2,404,013
Rede D'Or Sao Luiz SA	170,100	983,622
Wheaton Precious Metals Corp.	7,672	701,642
TOTAL BRAZIL		$5,792,160
CANADA − 6.1%
Agnico Eagle Mines Ltd.	5,358	665,148
Alimentation Couche-Tard, Inc.	9,820	510,277
AltaGas Ltd.	7,478	220,789
ARC Resources Ltd.	25,761	502,912
Description	Number of Shares	Value
Bank of Montreal#	7,413	$818,233
Bank of Nova Scotia (The)	72,298	4,022,411
Barrick Mining Corp.	14,345	302,823
Brookfield Asset Management Ltd., Class A	5,454	336,309
Brookfield Corp.	15,744	1,054,562
CAE, Inc.*	5,266	150,159
Canadian Imperial Bank of Commerce	10,476	748,729
Canadian National Railway Co.	6,127	572,107
Canadian Pacific Kansas City Ltd.	9,600	706,005
CGI, Inc.	2,815	271,383
Constellation Software, Inc.	166	572,695
Dollarama, Inc.	3,382	462,242
Enbridge, Inc.	77,539	3,511,527
Fairfax Financial Holdings Ltd.	166	293,610
Fortis, Inc.	9,743	476,743
Franco-Nevada Corp.	2,200	350,450
Gildan Activewear, Inc.	2,990	151,032
iA Financial Corp., Inc.	2,292	224,353
Imperial Oil Ltd.	3,790	316,007
Intact Financial Corp.	977	201,943
Keyera Corp.	7,330	230,120
Kinross Gold Corp.	9,144	146,307
Loblaw Cos. Ltd.	2,018	326,337
Magna International, Inc.	5,864	240,468
Manulife Financial Corp.	22,530	697,071
National Bank of Canada	2,989	310,916
Nutrien Ltd.	5,941	352,490
Pembina Pipeline Corp.	10,025	372,609
Power Corp. of Canada	4,930	198,680
RB Global, Inc.#	1,472	159,385
Restaurant Brands International, Inc.	3,638	246,857
Rogers Communications, Inc., Class B	5,311	177,391
Royal Bank of Canada	42,578	5,463,296
Saputo, Inc.	4,613	96,748
Shopify, Inc., Class A*	12,239	1,496,045
Stantec, Inc.	974	106,468
Sun Life Financial, Inc.	7,066	430,814
TC Energy Corp.	11,456	547,004
Thomson Reuters Corp.#	1,822	365,662
Toronto-Dominion Bank (The)	18,096	1,318,020
Tourmaline Oil Corp.	12,620	537,097
WSP Global, Inc.	1,325	272,822
TOTAL CANADA		$31,535,056
CHILE − 0.3%
Lundin Mining Corp.	128,865	1,315,993
CHINA − 7.3%
Alibaba Group Holding Ltd.	68,128	1,024,289
Alibaba Group Holding Ltd., ADR	24,313	2,932,877
China Mengniu Dairy Co. Ltd.	289,000	601,413
DiDi Global, Inc., ADR*	424,427	2,134,868
Fuyao Glass Industry Group Co. Ltd., Class H	71,872	518,166
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington International Fund (continued)
Description	Number of Shares	Value
Fuyao Glass Industry Group Co. Ltd., Class A	80,070	$606,057
Hesai Group, ADR*	30,593	581,267
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H*	269,567	2,707,689
KE Holdings, Inc., ADR	60,636	1,116,915
Kweichow Moutai Co. Ltd., Class A	4,400	865,907
Luxshare Precision Industry Co. Ltd., Class A	182,200	919,718
Meituan, Class B*	167,089	2,577,774
NAURA Technology Group Co. Ltd., Class A	20,360	943,260
NetEase, Inc., ADR	8,865	1,155,110
NetEase, Inc.	11,000	287,565
OmniVision Integrated Circuits Group, Inc., Class A	77,340	1,293,896
PDD Holdings, Inc., ADR*	24,587	2,789,395
PICC Property & Casualty Co. Ltd., Class H	2,519,606	5,229,653
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,000	415,955
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*,#	21,400	1,129,260
Tencent Holdings Ltd.	90,340	6,324,906
Yangzijiang Shipbuilding Holdings Ltd.	45,144	88,547
Zai Lab Ltd., ADR*,#	17,923	677,489
Zai Lab Ltd.*,#	140,500	530,818
TOTAL CHINA		$37,452,794
DENMARK − 1.4%
Novo Nordisk A/S, Class B	92,077	4,282,317
Pandora A/S	9,719	1,604,565
Royal Unibrew A/S	14,642	1,095,197
TOTAL DENMARK		$6,982,079
FINLAND − 0.3%
Wartsila OYJ Abp	63,316	1,749,322
FRANCE − 6.1%
AXA SA	41,920	2,036,021
Capgemini SE	12,706	1,891,624
Cie de Saint-Gobain SA	20,732	2,378,316
Cie Generale des Etablissements Michelin SCA	52,907	1,882,246
Dassault Aviation SA	3,907	1,216,473
Elis SA	70,188	1,935,088
Engie SA	170,291	3,827,841
LVMH Moet Hennessy Louis Vuitton SE	3,279	1,760,207
Pernod Ricard SA#	18,806	1,932,671
Publicis Groupe SA	15,161	1,385,439
Rexel SA	53,603	1,620,122
Technip Energies NV	52,693	2,275,356
Thales SA	6,310	1,697,352
TotalEnergies SE	52,134	3,100,175
Vinci SA	16,094	2,235,600
TOTAL FRANCE		$31,174,531
GERMANY − 5.3%
Allianz SE	4,582	1,810,706
Brenntag SE	28,500	1,768,117
Carl Zeiss Meditec AG	10,633	586,324
Daimler Truck Holding AG	37,840	1,840,738
E.ON SE	210,894	3,847,392
IONOS Group SE*	40,909	1,940,172
Description	Number of Shares	Value
Rheinmetall AG	813	$1,609,332
SAP SE	12,526	3,581,882
Siemens AG	15,994	4,073,726
Talanx AG	33,303	4,414,218
United Internet AG	57,011	1,634,106
TOTAL GERMANY		$27,106,713
GREECE − 1.0%
Alpha Bank SA*	514,199	1,924,715
Hellenic Telecommunications Organization SA	84,258	1,527,041
Piraeus Financial Holdings SA*	205,949	1,583,632
TOTAL GREECE		$5,035,388
HONG KONG − 2.5%
AIA Group Ltd.	607,644	5,665,777
CK Asset Holdings Ltd.	48,460	222,054
CLP Holdings Ltd.	24,279	210,736
Duality Biotherapeutics, Inc.*	11,700	519,489
Hong Kong & China Gas Co. Ltd.	260,080	232,138
Hong Kong Exchanges & Clearing Ltd.	57,637	3,119,246
Link REIT	39,717	221,294
Prudential PLC	166,155	2,107,873
Sun Hung Kai Properties Ltd.	24,493	290,915
Techtronic Industries Co. Ltd.	23,690	283,277
TOTAL HONG KONG		$12,872,799
HUNGARY − 0.4%
OTP Bank Nyrt	27,836	2,258,779
INDIA − 1.5%
HDFC Bank Ltd., ADR	38,524	2,957,487
ICICI Bank Ltd., ADR	87,314	2,942,482
Infosys Ltd., ADR#	75,809	1,267,526
MakeMyTrip Ltd.*	7,206	674,410
TOTAL INDIA		$7,841,905
INDONESIA − 0.3%
Bank Central Asia Tbk PT	3,481,974	1,745,150
IRELAND − 0.6%
AIB Group PLC	230,834	1,820,970
Kerry Group PLC, Class A	14,321	1,322,832
TOTAL IRELAND		$3,143,802
ISRAEL − 0.3%
Bank Hapoalim BM	23,241	435,840
Bank Leumi Le-Israel BM	23,887	441,880
Check Point Software Technologies Ltd.*	1,098	204,448
Nice Ltd.*	810	126,450
Wix.com Ltd.*	687	93,453
TOTAL ISRAEL		$1,302,071
ITALY − 0.9%
FinecoBank Banca Fineco SpA	205,343	4,372,581
Wizz Air Holdings PLC*	16,929	279,679
TOTAL ITALY		$4,652,260
JAPAN − 13.8%
77 Bank Ltd. (The)	13,217	456,538
ABC-Mart, Inc.	21,700	406,080
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)
Description	Number of Shares	Value
Adastria Co. Ltd.	12,711	$252,433
ADEKA Corp.	34,623	683,295
Aica Kogyo Co. Ltd.	14,500	357,031
Aisin Corp.	25,029	345,901
ARE Holdings, Inc.	50,624	596,729
Asahi Group Holdings Ltd.	79,545	1,009,114
ASKUL Corp.	35,623	355,796
Astellas Pharma, Inc.	81,358	843,570
BIPROGY, Inc.	7,137	287,800
Chugai Pharmaceutical Co. Ltd.	7,289	349,412
Dai-ichi Life Holdings, Inc.	133,864	1,059,156
Daiichi Sankyo Co. Ltd.	52,165	1,279,708
Daito Trust Construction Co. Ltd.	4,807	492,130
Denso Corp.	30,969	420,170
dip Corp.#	37,122	600,876
en Japan, Inc.	21,687	251,784
Fast Retailing Co. Ltd.	2,326	709,499
Fuji Corp.	33,003	619,334
Fuso Chemical Co. Ltd.	32,175	911,665
Future Corp.	43,200	675,191
Hikari Tsushin, Inc.	1,048	281,764
Hitachi Ltd.	55,784	1,707,027
Honda Motor Co. Ltd.	41,550	430,163
Isuzu Motors Ltd.	273,769	3,508,627
ITOCHU Corp.	23,937	1,255,558
JGC Holdings Corp.	23,989	214,473
KDDI Corp.	229,263	3,762,576
Keyence Corp.	2,372	858,027
KH Neochem Co. Ltd.	28,632	541,911
Koa Corp.	19,311	135,222
Kyowa Kirin Co. Ltd.	16,524	282,058
LaSalle Logiport REIT	770	732,878
Lintec Corp.	23,860	478,411
M3, Inc.	21,824	268,409
Marubeni Corp.	32,374	662,817
Maruwa Co. Ltd.	1,034	311,666
Mebuki Financial Group, Inc.	82,032	444,783
MISUMI Group, Inc.	66,469	957,156
Mitsubishi Corp.	41,691	822,288
Mitsubishi Estate Co. Ltd.	46,495	870,499
Mitsubishi Gas Chemical Co., Inc.	29,839	515,473
Mitsubishi Heavy Industries Ltd.	39,015	931,538
Mitsubishi UFJ Financial Group, Inc.	337,143	4,646,764
Mizuho Financial Group, Inc.	58,554	1,717,486
MS&AD Insurance Group Holdings, Inc.	31,955	682,753
Nichicon Corp.	29,961	256,604
Nintendo Co. Ltd.	13,455	1,124,555
Nippon Soda Co. Ltd.	18,380	416,698
Nissan Chemical Corp.	21,366	696,505
NOF Corp.	11,841	235,694
NTT, Inc.	498,520	503,436
Open Up Group, Inc.	42,039	515,153
Optorun Co. Ltd.	18,334	197,617
Osaka Soda Co. Ltd.	24,306	295,995
OSG Corp.	19,794	256,121
Otsuka Holdings Co. Ltd.	18,986	903,918
Persol Holdings Co. Ltd.	290,026	554,370
Description	Number of Shares	Value
Recruit Holdings Co. Ltd.	17,134	$1,016,580
Relo Group, Inc.	17,300	198,660
Resona Holdings, Inc.	35,000	318,640
Rohm Co. Ltd.	29,384	369,765
Roland Corp.	14,124	295,215
Sega Sammy Holdings, Inc.	23,877	488,100
Sekisui House Ltd.#	23,483	492,599
Shimamura Co. Ltd.	4,482	324,526
Shin-Etsu Chemical Co. Ltd.	41,971	1,207,796
Shionogi & Co. Ltd.	54,193	906,341
Ship Healthcare Holdings, Inc.	22,200	309,783
SIGMAXYZ Holdings, Inc.	63,000	501,630
Sony Group Corp.	126,732	3,048,325
Sumitomo Mitsui Financial Group, Inc.	44,958	1,134,138
Sumitomo Mitsui Trust Group, Inc.	41,840	1,096,826
Suzuki Motor Corp.	41,694	458,116
T&D Holdings, Inc.	29,667	724,431
TechMatrix Corp.	28,551	406,180
TechnoPro Holdings, Inc.	4,771	151,099
THK Co. Ltd.	9,652	271,308
Tokio Marine Holdings, Inc.	71,407	2,867,200
Tokyo Electron Ltd.	22,381	3,558,106
Tokyo Seimitsu Co. Ltd.	4,621	287,471
Toyo Tanso Co. Ltd.	17,801	571,428
Toyota Motor Corp.	115,476	2,054,042
Toyota Tsusho Corp.	28,201	646,320
Ulvac, Inc.	11,884	436,523
Ushio, Inc.	25,715	315,419
Valqua Ltd.	18,194	425,219
Yamaha Motor Co. Ltd.	19,512	141,127
Yamato Kogyo Co. Ltd.	7,135	400,370
TOTAL JAPAN		$71,363,488
KAZAKHSTAN − 0.1%
Kaspi.KZ JSC, ADR	9,178	724,144
MACAO − 0.0%**
Galaxy Entertainment Group Ltd.	41,098	200,421
MEXICO − 1.4%
Controladora Vuela Cia de Aviacion SAB de CV, ADR*,#	143,223	843,584
Corp Inmobiliaria Vesta SAB de CV, ADR	72,568	2,038,435
Fibra Uno Administracion SA de CV	325,578	462,695
Grupo Financiero Banorte SAB de CV, Class O	216,720	1,930,089
Wal-Mart de Mexico SAB de CV	707,100	2,084,005
TOTAL MEXICO		$7,358,808
NETHERLANDS − 2.5%
Aalberts NV	41,298	1,319,978
Akzo Nobel NV	16,089	1,010,413
Arcadis NV	26,422	1,318,662
ASML Holding NV	4,614	3,197,842
ING Groep NV	97,348	2,268,739
Koninklijke KPN NV	520,480	2,325,246
Koninklijke Philips NV	64,742	1,690,760
TOTAL NETHERLANDS		$13,131,640
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington International Fund (continued)
Description	Number of Shares	Value
NEW ZEALAND − 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	10,550	$228,590
Xero Ltd.*	2,131	245,408
TOTAL NEW ZEALAND		$473,998
NORWAY − 1.1%
DNB Bank ASA	84,981	2,149,998
Equinor ASA	141,322	3,630,220
TOTAL NORWAY		$5,780,218
PERU − 0.2%
Credicorp Ltd.	4,143	981,891
POLAND − 0.1%
Diagnostyka SA	8,243	401,352
PORTUGAL − 0.2%
Jeronimo Martins SGPS SA	48,115	1,172,932
SINGAPORE − 0.7%
CapitaLand Ascendas REIT	144,655	309,725
DBS Group Holdings Ltd.	24,099	884,542
Grab Holdings Ltd., Class A*	158,928	777,158
Keppel Ltd.	37,696	244,905
Oversea-Chinese Banking Corp. Ltd.	46,063	596,938
Sea Ltd., ADR*	3,751	587,594
Singapore Telecommunications Ltd.	112,319	334,727
TOTAL SINGAPORE		$3,735,589
SOUTH AFRICA − 1.5%
Anglo American PLC	156,268	4,397,086
Naspers Ltd., Class N	10,309	3,182,204
Valterra Platinum Ltd.*	5,069	226,270
TOTAL SOUTH AFRICA		$7,805,560
SOUTH KOREA − 3.0%
Coupang, Inc.*	63,105	1,857,180
HD Hyundai Marine Solution Co. Ltd.	8,000	1,170,111
Hyundai Motor Co.	11,169	1,699,111
Samsung Electronics Co. Ltd.	104,019	5,301,221
SK Hynix, Inc.	19,908	3,858,488
SK Telecom Co. Ltd.	33,029	1,334,091
TOTAL SOUTH KOREA		$15,220,202
SPAIN − 1.3%
Bankinter SA	144,989	2,069,607
Industria de Diseno Textil SA	91,789	4,384,492
TOTAL SPAIN		$6,454,099
SWEDEN − 1.3%
AAK AB	43,797	1,126,653
Atlas Copco AB, Class A	131,134	1,996,959
Sandvik AB	46,704	1,139,562
Trelleborg AB, Class B	29,613	1,075,983
Volvo AB, Class B#	53,387	1,533,264
TOTAL SWEDEN		$6,872,421
SWITZERLAND − 2.0%
ABB Ltd.	25,999	1,697,686
Galderma Group AG	15,385	2,371,108
Description	Number of Shares	Value
Sulzer AG	6,988	$1,344,568
UBS Group AG	128,922	4,791,260
TOTAL SWITZERLAND		$10,204,622
TAIWAN − 6.0%
ASPEED Technology, Inc.	12,424	1,881,500
Delta Electronics, Inc.	148,458	2,796,668
MediaTek, Inc.	58,194	2,635,291
Realtek Semiconductor Corp.	171,000	3,269,669
Taiwan Semiconductor Manufacturing Co. Ltd.	531,616	20,466,837
TOTAL TAIWAN		$31,049,965
THAILAND − 0.1%
True Corp. PCL, NVDR*	2,020,324	640,984
TURKEY − 0.3%
Yapi ve Kredi Bankasi AS*	1,970,475	1,629,626
UNITED ARAB EMIRATES − 0.7%
Abu Dhabi Islamic Bank PJSC	214,521	1,408,535
Aldar Properties PJSC	504,030	1,302,482
Talabat Holding PLC	1,927,119	659,275
TOTAL UNITED ARAB EMIRATES		$3,370,292
UNITED KINGDOM − 10.6%
AstraZeneca PLC	21,214	3,094,946
Babcock International Group PLC	122,300	1,676,774
BAE Systems PLC	145,656	3,475,446
Beazley PLC	127,858	1,506,517
British American Tobacco PLC	43,740	2,343,474
Bunzl PLC	57,015	1,692,061
Genuit Group PLC	309,763	1,591,101
HSBC Holdings PLC	230,587	2,809,235
ICG PLC	87,237	2,497,819
National Grid PLC	242,727	3,410,820
QinetiQ Group PLC	316,391	2,074,290
Reckitt Benckiser Group PLC	86,865	6,510,166
Rotork PLC	442,631	1,898,538
RS Group PLC	430,028	3,164,558
Serco Group PLC	515,604	1,420,728
Smith & Nephew PLC	114,341	1,747,469
Smiths Group PLC	106,972	3,313,584
Standard Chartered PLC	96,916	1,737,411
Tate & Lyle PLC	329,691	2,327,865
Tesco PLC	343,742	1,931,287
Unilever PLC	79,375	4,605,375
TOTAL UNITED KINGDOM		$54,829,464
UNITED STATES − 6.5%
CRH PLC	13,071	1,247,627
CSL Ltd.	4,677	809,047
CyberArk Software Ltd.*	497	204,501
GSK PLC	155,794	2,865,675
Haleon PLC	352,562	1,653,753
Holcim AG*	20,567	1,640,217
James Hardie Industries PLC, CDI*	6,960	182,682
Monday.com Ltd.*	532	139,538
Nestle SA	30,995	2,708,253
Novartis AG	67,781	7,719,380
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington International Fund (continued)
Description	Number of Shares	Value
Philip Morris International, Inc.	26,257	$4,307,461
QIAGEN NV	70,140	3,477,940
Roche Holding AG	14,584	4,551,273
Roche Holding AG#	379	125,955
Schneider Electric SE	6,481	1,677,240
TOTAL UNITED STATES		$33,310,542
TOTAL COMMON STOCKS (Cost $344,170,434)		$481,699,105
EXCHANGE-TRADED FUNDS − 3.6%
iShares MSCI India ETF	329,369	17,337,984
iShares MSCI Saudi Arabia ETF#	32,821	1,232,757
TOTAL EXCHANGE-TRADED FUNDS (Cost $16,120,157)		$18,570,741
MONEY MARKET FUND − 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.20%^	8,830,592	8,830,592
TOTAL MONEY MARKET FUND (Cost $8,830,592)		$8,830,592

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN − 2.1%
REPURCHASE AGREEMENTS − 2.1%
Cantor Fitzgerald Securities, 4.38%, dated 7/31/25, due 8/01/25, repurchase price $1,880,824, collateralized by U.S. Government Agency & Treasury Securities, 2.13% to 7.00%, maturing 12/31/25 to 7/20/55; total market value of $1,918,207.	$1,880,595	1,880,595
Citadel Securities LLC, 4.43%, dated 7/31/25, due 8/01/25, repurchase price $2,000,879, collateralized by U.S. Treasury Securities, 0.00% to 5.00%, maturing 8/14/25 to 5/15/55; total market value of $2,040,897.	2,000,633	2,000,633
Daiwa Capital Markets America, Inc., 4.37%, dated 7/31/25, due 8/01/25, repurchase price $1,880,823, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.50%, maturing 8/21/25 to 7/20/65; total market value of $1,918,207.	1,880,595	1,880,595
Description	Par Value	Value
HSBC Securities USA, Inc., 4.36%, dated 7/31/25, due 8/01/25, repurchase price $117,366, collateralized by U.S. Treasury Securities, 0.00% to 4.00%, maturing 4/15/27 to 11/15/54; total market value of $119,699.	$117,352	$117,352
HSBC Securities USA, Inc., 4.37%, dated 7/31/25, due 8/01/25, repurchase price $1,880,823, collateralized by U.S. Government Agency Securities, 2.00% to 7.00%, maturing 6/01/30 to 7/01/55; total market value of $1,918,207.	1,880,595	1,880,595
JP Morgan Securities LLC, 4.36%, dated 7/31/25, due 8/01/25, repurchase price $526,855, collateralized by U.S. Treasury Securities, 0.13% to 4.75%, maturing 2/15/41 to 8/15/52; total market value of $537,327.	526,791	526,791
Natwest Markets Securities, Inc., 4.36%, dated 7/31/25, due 8/01/25, repurchase price $718,791, collateralized by U.S. Treasury Securities, 2.88% to 4.63%, maturing 4/30/29 to 5/15/32; total market value of $733,078.	718,704	718,704
TD Securities, Inc., 4.38%, dated 7/31/25, due 8/01/25, repurchase price $1,809,192, collateralized by U.S. Government Agency Securities, 2.00% to 6.50%, maturing 3/01/37 to 7/01/55; total market value of $1,845,151.	1,808,972	1,808,972
TOTAL REPURCHASE AGREEMENTS (Cost $10,814,237)		$10,814,237
TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (Cost $10,814,237)		$10,814,237
TOTAL INVESTMENTS − 100.9% (Cost $379,935,420)		$519,914,675
COLLATERAL FOR SECURITIES ON LOAN − (2.1%)		(10,814,237)
OTHER ASSETS LESS LIABILITIES – 1.2%		6,144,647
TOTAL NET ASSETS – 100.0%		$515,245,085
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington International Fund (continued)
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Australia	$—	$11,083,611	$—	$11,083,611
Austria	—	8,041,386	—	8,041,386
Belgium	—	3,901,048	—	3,901,048
Brazil	5,792,160	—	—	5,792,160
Canada	31,535,056	—	—	31,535,056
Chile	1,315,993	—	—	1,315,993
China	14,095,610	23,357,184	—	37,452,794
Denmark	—	6,982,079	—	6,982,079
Finland	—	1,749,322	—	1,749,322
France	—	31,174,531	—	31,174,531
Germany	—	27,106,713	—	27,106,713
Greece	—	5,035,388	—	5,035,388
Hong Kong	—	12,872,799	—	12,872,799
Hungary	—	2,258,779	—	2,258,779
India	7,841,905	—	—	7,841,905
Indonesia	—	1,745,150	—	1,745,150
Ireland	—	3,143,802	—	3,143,802
Israel	297,901	1,004,170	—	1,302,071
Italy	—	4,652,260	—	4,652,260
Japan	—	71,363,488	—	71,363,488
Kazakhstan	724,144	—	—	724,144
Macao	—	200,421	—	200,421
Mexico	7,358,808	—	—	7,358,808
Netherlands	—	13,131,640	—	13,131,640
New Zealand	—	473,998	—	473,998
Norway	—	5,780,218	—	5,780,218
Peru	981,891	—	—	981,891
Poland	—	401,352	—	401,352
Portugal	—	1,172,932	—	1,172,932
Singapore	1,364,752	2,370,837	—	3,735,589
South Africa	226,270	7,579,290	—	7,805,560
South Korea	1,857,180	13,363,022	—	15,220,202
Spain	—	6,454,099	—	6,454,099
Sweden	—	6,872,421	—	6,872,421
Switzerland	—	10,204,622	—	10,204,622
Taiwan	—	31,049,965	—	31,049,965
Thailand	—	640,984	—	640,984
Turkey	—	1,629,626	—	1,629,626
United Arab Emirates	—	3,370,292	—	3,370,292
United Kingdom	—	54,829,464	—	54,829,464
United States	5,899,127	27,411,415	—	33,310,542
Exchange-Traded Funds	18,570,741	—	—	18,570,741
Money Market Fund	8,830,592	—	—	8,830,592
Repurchase Agreements	—	10,814,237	—	10,814,237
Total Investments in Securities	$106,692,130	$413,222,545	$—	$519,914,675
Other Financial Instruments!
Financial Futures Contracts	$189,041	$—	$—	$189,041
Total Assets - Other Financial Instruments	$189,041	$—	$—	$189,041

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington International Fund (concluded)
The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

¢	Country classifications are based on primary country of risk.
*	Non-income producing security.
#	Security, or a portion thereof, is on loan.
**	Represents less than 0.05%.
^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:
ADR	American Depositary Receipt
CDI	CREST Depository Interest
ETF	Exchange-Traded Fund
LLC	Limited Liability Corporation
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited Partnership With Share Capital
SpA	Societa per Azioni
SPI	Share Price Index
At July 31, 2025, the sector classifications of the Fund’s investments were as follows:

% of Net Assets
Financials	23.1%
Industrials	15.2%
Information Technology	12.9%
Health Care	9.7%
Consumer Discretionary	8.7%
Consumer Staples	7.2%
Materials	4.7%
Communication Services	4.5%
Energy	3.4%
Utilities	2.4%
Real Estate	1.7%
Other	6.5%
100.0%
At July 31, 2025, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
EXCHANGE-TRADED:
SPI 200 Index	September 2025	65	$8,899,556	$9,088,597	$189,041	$—
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$189,041	$—
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

 July 31, 2025 (unaudited)